Intangible Assets and Goodwill (Details) - Schedule of intangible assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,753,538	$ 5,753,538	$ 5,753,538
Less: accumulated amortization	(1,052,338)	(873,417)	(151,776)
Intangible assets, net	4,701,200	4,880,121	5,601,762
NCFM: Medical database [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,101,538	1,101,538	1,101,538
NCFM: Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	41,000	41,000	41,000
CHM: ACO physician contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,073,000	1,073,000	1,073,000
MOD: Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,538,000	$ 3,538,000	$ 3,538,000